Goodwill and Intangible Assets (Goodwill balance by business segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill Information
Purchased goodwill		$ 327
Goodwill acquired during the period which is deductible for tax purposes		41
Increase (decrease) in goodwill related to preliminary allocation of purchase price for prior acquisitions	10	12
Goodwill
Balance at the beginning of the period	7,385	7,047
Acquisition activity	10	339
Translation and other	(50)	(1)
Balance at the end of the period	7,345	7,385
Industrial
Goodwill
Balance at the beginning of the period	2,174	1,972
Acquisition activity	10	204
Translation and other	(18)	(2)
Balance at the end of the period	2,166	2,174
Safety and Graphics
Goodwill
Balance at the beginning of the period	1,751	1,713
Acquisition activity	0	41
Translation and other	(11)	(3)
Balance at the end of the period	1,740	1,751
Electronics and Energy
Goodwill
Balance at the beginning of the period	1,622	1,608
Acquisition activity	0	0
Translation and other	(10)	14
Balance at the end of the period	1,612	1,622
Health Care
Goodwill
Balance at the beginning of the period	1,598	1,508
Acquisition activity	0	88
Translation and other	(2)	2
Balance at the end of the period	1,596	1,598
Consumer
Goodwill
Balance at the beginning of the period	240	246
Acquisition activity	0	6
Translation and other	(9)	(12)
Balance at the end of the period	$ 231	$ 240